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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number: ________
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    McCarthy Group Advisors, L.L.C.
Address: 1125 South 103rd Street, Suite 580
         Omaha, Nebraska
         68124

Form 13F File Number: 28-10977

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Andrea McMahon
Title: Treasurer
Phone: (402) 393-1300

Signature, Place, and Date of Signing:


  /s/ Andrea McMahon                       Omaha, Nebraska           5/10/10
--------------------------------------   -------------------   -----------------
              [Signature]                   [City, State]            [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----
28-___________________   ___________________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:        106
Form 13F Information Table Value Total:   $272,069
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number   Name
---    --------------------   ----
NONE   28-10990               MGA Holdings, L.L.C.
[Repeat as necessary.]

McCarthy Group Advisors, L.L.C.
FORM 13F
31-Mar-10

                                                                                                      Voting Authority
                                                          Value  Shares/ Sh/  Put/   Invstmt  Other -------------------
        Name of Issuer         Title of class   CUSIP   (x$1000) Prn Amt Prn  Call   Dscretn   Mgrs  Sole  Shared  None
------------------------------ -------------- --------- -------- ------- ---- ---- ---------- ----- ------ ------ -----
Abbott Laboratories            COM            002824100     7648  145182 SH        Defined          142382         2800
Amedisys Inc                   COM            023436108      552   10000 SH        Defined           10000
American Express Co            COM            025816109      270    6550 SH        Defined            6550
American States Water Co       COM            029899101      581   16745 SH        Defined           16745
Apogee Enterprises Inc         COM            037598109      483   30550 SH        Defined           30550
Apollo Group Inc CL A          COM            037604105     5751   93825 SH        Defined           92125         1700
Atlantic Tele Network          COM            049079205     1251   27850 SH        Defined           27850
Atwood Oceanics Inc            COM            050095108      265    7650 SH        Defined            7650
Automatic Data Process         COM            053015103     3946   88724 SH        Defined           87639         1085
Bank of New York Mellon Corp   COM            064058100      948   30700 SH        Defined           29800          900
Berkshire Hathaway, Inc. Cl A  COM            084670108      365       3 SH        Defined               3
Berkshire Hathaway Inc Cl B    COM            084670702     7929   97567 SH        Defined           93217         4350
Berry Petroleum Co Cl A        COM            085789105      467   16600 SH        Defined           16600
Bristol Myers Squibb Co        COM            110122108     4772  178745 SH        Defined          176805         1940
CVS/Caremark Corp              COM            126650100     5558  152023 SH        Defined          148523         3500
Comtech Telecommunications     COM            205826209      410   12800 SH        Defined           12800
Conagra Inc                    COM            205887102     4320  172322 SH        Defined          168472         3850
Core Mark Hldg Co Inc          COM            218681104      425   13900 SH        Defined           13900
Cubist Pharmaceuticals         COM            229678107      629   27910 SH        Defined           27910
Daktronics Inc                 COM            234264109      375   49200 SH        Defined           49200
DuPont (EI) De Nemours         COM            263534109      304    8175 SH        Defined            8175
Genl Electric Co               COM            369604103     3165  173926 SH        Defined          172926         1000
Global Cash Access Hld         COM            378967103       94   11450 SH        Defined           11450
Gulfmark Offshore Inc - CL A   COM            402629208      406   15300 SH        Defined           15300
Hanover Insurance Group, Inc   COM            410867105      394    9032 SH        Defined            9032
Henry Jack & Assoc Inc         COM            426281101      450   18685 SH        Defined           18685
Horace Mann Educators          COM            440327104      495   32900 SH        Defined           32900
International Speedway CL A    COM            460335201      523   20300 SH        Defined           20300
iShares Barclays Treas Inflat  COM            464287176      471    4536 SH        Defined            1226         3310
iShares Barclays Aggregate Bon COM            464287226     3606   34609 SH        Defined           28498         6111
iShares Russell 2000 Value - E COM            464287630     1548   24255 SH        Defined           23240         1015
iShares S & P Small Cap 600 -  COM            464287804      464    7800 SH        Defined            7800
iShares Tr S&P Nat'l Mun Bond  COM            464288414      692    6700 SH        Defined            6700
iShares Barclays MBSFixed-Rate COM            464288588     1176   10982 SH        Defined           10982
iShares Barclays 1-3 Yr Credit COM            464288646     3874   37037 SH        Defined           34955         2082
Johnson & Johnson              COM            478160104     9599  147226 SH        Defined          134028        13198
Lincoln Edl Svcs Corp          COM            533535100      283   11200 SH        Defined           11200
Mantech Intl Corp Cl A         COM            564563104      557   11410 SH        Defined           11410
Microsoft Corp                 COM            594918104    10814  369224 SH        Defined          341809        27415
Motorcar Parts & Acces         COM            620071100      292   44891 SH        Defined           44891
Mylan Laboratories             COM            628530107     3017  132850 SH        Defined          129050         3800
Pepsico Inc                    COM            713448108     4145   62653 SH        Defined           62053          600
Pfizer Inc                     COM            717081103     6707  391076 SH        Defined          361148        29928
Pharmaceutical Prod            COM            717124101      221    9300 SH        Defined            9300
Procter & Gamble Co            COM            742718109     9829  155351 SH        Defined          149391         5960
Spectra Energy Corp            COM            847560109      698   30980 SH        Defined           30403          577
Tidewater Inc                  COM            886423102      512   10825 SH        Defined           10825
Transatlantic Holdings         COM            893521104     6099  115515 SH        Defined          109955         5560
United Fire & Casualty Co      COM            910331107     1423   79100 SH        Defined           79100
VCA Antech Inc                 COM            918194101      477   17000 SH        Defined           17000
Vanguard Bd Index Fd Total Bnd COM            921937835     1041   13147 SH        Defined           13147
Wal Mart Stores Inc            COM            931142103     4704   84604 SH        Defined           83004         1600
Websense Inc                   COM            947684106      494   21700 SH        Defined           21700
Western Union Co               COM            959802109     4598  271123 SH        Defined          265286         5837
Dun & Bradstreet Corp          COM            26483E100     2661   35758 SH        Defined           35258          500
J2 Global Communications       COM            46626e205      509   21800 SH        Defined           21800

AT & T Inc                     COM            00206r102      947   36656 SH        Defined           35381         1275
Cardinal Health Inc            COM            14149Y108     4864  134996 SH        Defined          132651         2345
Centene Corp                   COM            15135b101      578   24050 SH        Defined           24050
Chemed Corp                    COM            16359R103      211    3880 SH        Defined            3880
Compass Minerals Int'l         COM            20451n101     4110   51228 SH        Defined           50417          811
ConocoPhillips                 COM            20825c104     9291  181564 SH        Defined          165754        15810
Endo Pharmaceutc Hldgs         COM            29264f205     7023  296450 SH        Defined          292100         4350
Ensco International PLC - ADR  ADR            29358q109     5678  126805 SH        Defined          124770         2035
Exxon Mobil Corp               COM            30231G102     5539   82693 SH        Defined           80668         2025
Frontier Oil Corp              COM            35914p105      855   63300 SH        Defined           63300
Healthspring Inc               COM            42224n101      213   12100 SH        Defined           12100
Innophos Holdings Inc          COM            45774n108      246    8800 SH        Defined            8800
Interdigital Inc               COM            45867g101      486   17450 SH        Defined           17450
Investment Tec Grp             COM            46145f105      275   16450 SH        Defined           16450
J P Morgan Chase & Co          COM            46625h100      292    6527 SH        Defined            6527
JPMorgan Chase & Co Alerian Ml COM            46625h365      746   24430 SH        Defined           21930         2500
Kinder Morgan Management, LLC  COM            49455u100     4855   82820 SH        Defined           79817         3003
LHC Group Inc                  COM            50187a107      521   15550 SH        Defined           15550
Market Vectors Gold Miner - ET COM            57060U100     7984  179771 SH        Defined          168368        11403
Merck & Co                     COM            58933y105     4340  116205 SH        Defined          113941         2264
Neuberger Berman Intrmd Muni B COM            64124p101      328   23138 SH        Defined           23138
Nighthawk Radiology Holdings   COM            65411n105       73   23000 SH        Defined           23000
Oracle Corp                    COM            68389X105     4039  157080 SH        Defined          153820         3260
Rent A Ctr Inc New             COM            76009n100      550   23250 SH        Defined           23250
Standard & Poor's 500 Deposito COM            78462f103     2171   18555 SH        Defined           18555
SPDR Gold Trust - ETF          COM            78463V107      246    2255 SH        Defined            1255         1000
SPDR S&P MidCap 400 ETF Trust  COM            78467Y107      456    3183 SH        Defined            3183
Telus Corp Non-Vtg Shs         COM            87971m202     6579  183665 SH        Defined          180905         2760
U.S. Physical Therapy          COM            90337L108      361   20759 SH        Defined           20759
United Health Group Inc        COM            91324P102     3139   96068 SH        Defined           94822         1246
Valero Energy Corp             COM            91913Y100      567   28800 SH        Defined           28800
Valueclick Inc                 COM            92046n102      416   41100 SH        Defined           41100
Verizon Communications         COM            92343v104     5137  165607 SH        Defined          162557         3050
Wellcare Health Plans          COM            94946t106     4811  161458 SH        Defined          150233        11225
WellPoint Inc                  COM            94973v107     6973  108305 SH        Defined          107015         1290
Windstream Corp                COM            97381w104      127   11703 SH        Defined           11703
Allied Wrld Assur              COM            g0219g203     5522  123125 SH        Defined          118350         4775
Argo Group International Holdi COM            g0464b107     1515   46481 SH        Defined           46121          360
Aspen Ins Hldgs Ltd Shs        COM            g05384105     4338  150400 SH        Defined          141925         8475
Accenture Ltd. Cl A            COM            g1151c101     2085   49700 SH        Defined           49000          700
Bunge Limited                  COM            g16962105     5497   89190 SH        Defined           88030         1160
Endurance Specialty Holdings L COM            g30397106     4545  122330 SH        Defined          118480         3850
Everest Re Group LTD           COM            g3223r108     2644   32670 SH        Defined           32070          600
Flagstone Reinsurance Holdings COM            g3529t105     2161  188600 SH        Defined          185100         3500
Montpelier Re Holdings Ltd     COM            G62185106     1812  107805 SH        Defined          106705         1100
RenaissanceRe Holdings Ltd     COM            G7496G103     6211  109420 SH        Defined          105460         3960
Validus Holdings LTD           COM            g9319h102     2658   96564 SH        Defined           95199         1365
Noble Corporation              COM            h5833n103     3663   87595 SH        Defined           81245         6350
Diana Shipping, Inc            COM            y2066g104      478   31600 SH        Defined           31600
Genco Shipping & Trading Ltd   COM            y2685t107      625   29600 SH        Defined           29600

REPORT SUMMARY                 106          DATA RECORDS  272069       1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED